Vessels - Schedule of Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 5,416,855	$ 5,092,243
Accumulated depreciation	553,582	394,994
Net book value	4,863,273	4,697,249
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	5,339,550	4,684,325
Accumulated depreciation	553,582	394,994
Net book value	4,785,968	4,289,331
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	77,305	407,918
Accumulated depreciation
Net book value	$ 77,305	$ 407,918